SUPPLEMENT DATED NOVEMBER 1, 2002 TO
                          PROSPECTUS DATED MAY 1, 2002
                                       for
                        AUSA FINANCIAL FREEDOM BUILDERSM
          An Individual Flexible Premium Variable Life Insurance Policy
                                    Issued by
                        AUSA Life Insurance Company, Inc.
                                   Through its
                            AUSA Series Life Account


         Effective on or about November 1, 2002, the Janus Global portfolio will be open for investment to new policyowners.

         Also effective on or about November 1, 2002, Banc of America Capital Management, LLC will become sub-adviser to the Goldman Sachs Growth portfolio of the AEGON/Transamerica Series Fund, Inc. Because of the change in sub-adviser, the name of the Goldman Sachs Growth portfolio will be changed to Marsico Growth.

The following information is added to page 5 of the prospectus under the heading "Investment Options":

AEGON/TRANSAMERICA SERIES FUND, INC.

         AUSA Marsico Growth (formerly, AUSA Goldman Sachs Growth)

Footnote * to the Investment Options chart is deleted in its entirety.

The following information is added to the Portfolio Annual Expense Table on pages 7-8 of the prospectus:

--------------------- ---------------- ------------ ----------- ------------------ ------------------- ------------------
                                                    Rule 12b-1     Gross Total     Fees and Expenses       Net Total
     Portfolio          Management        Other        Fees     Portfolio Annual       Waived or           Portfolio
                           Fees         Expenses                    Expenses           Reimbursed          Expenses
--------------------- ---------------- ------------ ----------- ------------------ ------------------- ------------------
--------------------- ---------------- ------------ ----------- ------------------ ------------------- ------------------
Marsico Growth             0.90%          0.10%        N/A            1.21%              0.21%               1.00%
--------------------- ---------------- ------------ ----------- ------------------ ------------------- ------------------

Footnote (7) to the Portfolio Annual Expense Table is deleted in its entirety.

The  following  information  replaces the  information  regarding  Goldman Sachs
Growth on page 17 of the prospectus under the heading "The Separate Account and the Portfolios - The Funds":

---------------------------------------- -------------------------------------- --------------------------------------
               Portfolio                        Sub-Adviser or Adviser                  Investment Objective
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Marsico Growth                           Banc of America Capital Management,    Seeks long-term growth of capital.
                                         LLC
---------------------------------------- -------------------------------------- --------------------------------------


         All other references throughout the prospectus to AUSA Goldman Sachs Growth are changed to AUSA Marsico Growth.




AG07440-11/02